Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	May 27, 2016
Registrant Name	dei_EntityRegistrantName	ASSET MANAGEMENT FUND
Central Index Key	dei_EntityCentralIndexKey	0000705318
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	AMF
Document Creation Date	dei_DocumentCreationDate	May 27, 2016
Document Effective Date	dei_DocumentEffectiveDate	May 27, 2016
Prospectus Date	rr_ProspectusDate	Jun. 01, 2016
Asset Management Fund - LongCap Value Fund | LongCap Value Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	LongCap Value Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to generate long term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (Fees paid directly for your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.

Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses for the first year is 1.00% (after fee waivers and reimbursements) and 3.65% for years two and three. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund’s investment objective is to generate long term capital appreciation. The Fund’s investment policy is fundamental and can only be changed with the approval of the Fund’s shareholders.

The Fund intends to achieve its investment objective by investing in a portfolio of equity and debt securities. The Adviser adheres to a fundamental, bottom-up investment approach. Central to this approach is that a share of common stock represents an ownership interest in a business. The Fund will mainly invest in common stocks of any size market capitalization that are trading at a discount to the Adviser’s estimate of intrinsic (business) value. The Adviser targets common stocks that are issued by companies with strong financial positions, competent management teams and healthy long term business fundamentals. The Fund’s common stock holdings are expected to be most heavily weighted in the US.

The Adviser will also purchase international common stocks, including issuers in emerging market countries, if the issuer has adequate disclosure and is based in a country with satisfactory political stability and rule of law. The Adviser will only invest in issuers who publish comprehensive financial statements in English. Additionally, the Adviser seeks to invest in issuers based in countries with established legal systems that respect contractual rights and have historically treated outside passive minority shareholders fairly. Emerging markets countries are those countries included in the MSCI Emerging Markets Index. In addition to common stock, equity securities include preferred stocks, convertible securities, rights and warrants.

The Adviser has a long term investment horizon. When the Adviser purchases the common stock of a company with a strong financial position, competent management team and heathy long term business fundamentals, it expects to be a long term investor. The Adviser may sell a common stock position if the security becomes overvalued or if there is a significant deterioration in the company’s long term business prospects or financial position.

The Fund may invest in debt securities issued by corporations and the U.S. government and its agencies. The Fund may invest in debt securities of any quality, maturity or duration.

The Adviser invests in debt securities to provide the Fund with a reliable and recurring stream of income, while seeking to preserve its capital. The Fund may also invest in debt securities rated below investment grade and distressed securities that may be in default and may have no credit rating (“high yield bonds” or “junk bonds”). The Fund has the ability to invest up to 50% of its total assets in debt securities (excluding cash and cash equivalents such as short term US treasuries), although it will typically primarily invest in equity securities.

The Adviser selects debt securities by using an approach that is similar to the approach it uses to select equity securities. The Adviser views owning a debt instrument as a contractual claim on interest payments and principal along with seniority in a reorganization. The Adviser usually seeks to purchase either the senior debt security that would be reinstated if the company restructured in bankruptcy or the fulcrum security that would be converted to equity. In most debt investments, the Adviser expects the Fund’s return to come from contractual interest payments and repayment of principal at maturity. In distressed situations, the Adviser will seek to purchase debt securities that imply an enterprise value significantly below the company’s intrinsic (business) value even after adjusting for reorganization costs.

Other strategies employed by the Adviser may include activism and merger arbitrage. The Fund may take an activist role, where it will seek to influence or control management, or invest in other companies that do so when the Adviser believes the Fund may benefit. The Fund may invest in securities of companies that are, or are about to be, involved in reorganizations, financial restructurings or bankruptcy, which may involve the purchase of bank debt, lower-rated or defaulted debt securities, comparable unrated debt securities, or other indebtedness (or participations in the indebtedness) of such companies. The Fund may also participate in merger arbitrage opportunities. The Adviser may make merger arbitrage investments as either cash alternatives or when such investments offer attractive capital appreciation. Usually these investments will consist of buying the common stock of a company (the target) at a discount to an announced takeover price. In such investments, the Fund will profit from the transaction closing on the announced terms or the emergence of another bidder with a superior offer. In stock transactions, the Adviser may elect to hold the stock of the combined company after the transaction closes if the Adviser believes that further capital appreciation is likely.

The Fund is non-diversified, which means it may hold larger positions in fewer securities than a diversified fund.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Principal Risks. As with all mutual funds, your investment in the Fund may be worth more or less at any time than the price that you originally paid for it. There is also a possibility that the Fund will not achieve its investment objective or goal. This could happen because its strategy failed to produce the intended results or because the Adviser did not implement its strategy properly. The Fund’s shares are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, government authority or the FDIC. You may lose money by investing in the Fund.

Equity Securities Risk. Since it primarily purchases equity securities, the Fund is subject to the risk that events negatively affecting issuers, industries or financial markets in which the Fund invests will impact the value of the stocks held by the Fund and thus, the value of the Fund’s shares over short or extended periods. Price volatility is the principal risk of investing in the Fund. Investments in small capitalization or in mid-capitalization companies may be more volatile than investments in larger companies.

Small-Cap and Mid-Cap Company Risk. The small and mid-capitalization companies the Fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small and mid-capitalization companies may have limited product lines, markets and financial resources, and may depend upon relatively small management groups. Therefore, small and mid-capitalization stocks may be more volatile than those of larger companies.

Foreign Investing Risk. Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values and adverse political, social and economic developments affecting a foreign country. Prices of foreign securities may be more volatile than those of their domestic counterparts.

Emerging Market Investing Risk. The risk that prices of emerging markets securities will be more volatile, or will be more greatly affected by negative conditions, than those of their counterparts in more established foreign markets.

Depositary Receipts Risk. The Fund may invest in securities of foreign issuers in the form of depositary receipts, such as ADRs, EDRs and GDRs. Depositary receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted.

Fixed Income Risk. The Fund invests in fixed income securities. These securities usually increase or decrease in value based on changes in interest rates. If rates increase, the value of the Fund’s fixed income securities generally declines. On the other hand, if rates fall, the value of the fixed income securities generally increases. Your investment will decline in value if the value of the Fund’s investments decreases. Interest rates in the U.S. recently have been near or at historically low levels. Consequently, the risk associated with rising interest rates is heightened at this time.

Interest Rate Risk. Interest rate risk refers to changes in interest rates that will affect the value of a portfolio’s investments in fixed income securities. When interest rates rise, the value of investments in fixed income securities tends to fall and this decrease in value may not be offset by higher income from new investments. On the other hand, if interest rates fall, the value of fixed income investments generally increases. Interest rate risk is generally greater for fixed-income securities with longer maturities or durations. Interest rates in the U.S. recently have been near or at historically low levels. Consequently, the risk associated with rising interest rates are heightened at this time.

Credit Risk. Credit risk is the risk that one or more debt securities in the Fund’s portfolio will decline in value or fail to pay principal or interest when due because the issuer experiences a decline in financial status. Securities are generally affected by varying degrees of credit risk. Credit risk arises in a number of ways. For instance, the Fund could lose money if the issuer or guarantor of a security, or the counterparty to a financial contract, repurchase agreement or a loan of portfolio securities, is unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations.

High Yield Risk. High yield securities and unrated securities of similar credit quality (securities rated below investment grade, commonly known as “junk bonds”) are subject to greater levels of credit, call and liquidity risks. High yield securities are considered primarily speculative with respect to the issuer’s continuing ability to make principal and interest payments, and may be more volatile than higher-rated securities of similar maturity.

Liquidity Risk. Some of the securities in which the Fund invests may be less readily marketable and may be subject to greater fluctuation in price than other securities. As a result, some assets held by the Fund may be impossible or difficult to sell, particularly during times of market turmoil. The inability of the Fund to sell a restricted or illiquid security at a favorable time or price may decrease the Fund’s overall liquidity. Further, the lack of an established secondary market may make it more difficult to value illiquid securities. If the Fund is forced to sell an illiquid security to meet redemption requests or for other cash needs, the Fund may be forced to sell at a loss.

Management Risk.   The Fund is subject to management risk due to the active nature of its management. The Adviser will apply investment techniques, experience and risk analyses in making investment decisions for the Fund. However, there is no guarantee that the techniques and analyses applied by the Adviser will achieve the investment objectives. In situations in which the Adviser takes actions to affect the management or control of the issuer, the Fund may be subject to additional legal and regulatory requirements. Additionally, the Fund may be exposed to legal claims by the issuer and / or its investors.

Insolvency and Bankruptcy Risk. The Fund’s investments in obligations of stressed, distressed and bankrupt issuers, including debt obligations that are in default, generally trade significantly below par and are considered speculative. There is even a potential risk of loss by the Fund of its entire investment in such securities. There are a number of significant risks inherent in the bankruptcy process. A bankruptcy filing by an issuer may adversely and permanently affect the market position and operations of the issuer. The Adviser, on behalf of the Fund, may also participate on committees formed by creditors to negotiate with debtors with respect to restructuring issues. There can be no assurance that the Adviser’s participation would yield favorable results for the Fund, and such participation may subject the Fund to additional duties, liabilities and trading restrictions in a particular investment.

Non-Diversified Fund Risk. The Fund is non-diversified, which means it may hold larger positions in fewer securities than other funds. To the extent the Fund invests a larger percentage of its assets in a relatively small number of issuers, it may be subject to greater risks than a more diversified account. That is, a change in the value of any single investment held by the Fund may affect the overall value of the Fund more than it would affect a fund that holds more investments.

Merger Arbitrage Risk. When the Adviser purchases the common stock of the target of a takeover bid, the Fund is subject to the risk of the transaction not closing or closing on less favorable terms.

Risk Lose Money [Text]	rr_RiskLoseMoney	You may lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus

Non-Diversified Fund Risk. The Fund is non-diversified, which means it may hold larger positions in fewer securities than other funds. To the extent the Fund invests a larger percentage of its assets in a relatively small number of issuers, it may be subject to greater risks than a more diversified account. That is, a change in the value of any single investment held by the Fund may affect the overall value of the Fund more than it would affect a fund that holds more investments.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Because the Fund does not have investment returns for a full calendar year, no investment return information is presented for the Fund at this time. In the future, investment return information will be presented in this section of the prospectus. The information will give some indication of the risks of investing in the Fund by comparing the Fund’s investment returns with a broad measure of market performance. The Fund intends to compare its performance to the Standard & Poor’s 500 Stock Index (S&P 500). Shareholder reports containing financial and investment return information will be provided to shareholders semi-annually. Updated performance information is available at no cost by calling 877-235-4722 (toll free).

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information will give some indication of the risks of investing in the Fund by comparing the Fund’s investment returns with a broad measure of market performance.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Fund does not have investment returns for a full calendar year, no investment return information is presented for the Fund at this time.
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The Fund intends to compare its performance to the Standard & Poor’s 500 Stock Index (S&P 500).
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	877-235-4722
Asset Management Fund - LongCap Value Fund | LongCap Value Fund | Class LongCap Value Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) Imposed on Purchases (as a percentage of net asset value)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee	rr_RedemptionFee	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	2.90%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.65%
Fee Waivers and Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(2.65%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers and Reimbursements	rr_NetExpensesOverAssets	1.00%
One Year	rr_ExpenseExampleYear01	$ 102
Three Years	rr_ExpenseExampleYear03	$ 871

[1]	"Other Expenses" are estimated for the current fiscal year.
[2]	LongCap Investment Management LLC (the "Adviser") has contractually agreed to waive fees and reimburse expenses to the extent that Total Annual Operating Expenses (excluding brokerage costs, interest, taxes, dividend expense on short positions, litigation and indemnification expenses, expenses associated with the investments in underlying investment companies and extraordinary expenses (as determined under generally accepted principles)) exceed 1.00% through May 31, 2017. If it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may recapture any of its prior waivers or reimbursements for a period not to exceed three years from the fiscal year in which the waiver or reimbursement was made to the extent that such a recapture does not cause the Total Annual Fund Operating Expenses (excluding brokerage costs, interest, taxes, dividend expense on short positions, litigation and indemnification expenses, expenses associated with the investments in underlying investment companies and extraordinary expenses (as determined under generally accepted principles)) to exceed the applicable expense limitation in effect at time of recoupment or that was in effect at the time of the waiver or reimbursement, whichever is lower. The agreement to waive fees and reimburse expenses may be terminated by the Board of Trustees at any time and will terminate automatically upon termination of the Investment Advisory Agreement.